CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Income:
Loans (including fees)	$ 21,129	$ 19,485	$ 39,787	$ 37,289	$ 36,136
Loans held for sale			0	0	8
Deposits with other banks	42	81	115	157	92
Securities (including FHLB stock)	6,943	6,624	13,395	13,439	18,949
Federal funds sold			0	1	10
Total Interest Income	28,114	26,190	53,297	50,886	55,195
Interest Expense:
Demand deposits	704	683	1,312	1,262	1,383
Savings deposits	17	16	33	41	55
Time deposits	3,641	3,925	7,716	9,682	11,560
Borrowings	70	58	141	149	122
Total Interest Expense	4,432	4,682	9,202	11,134	13,120
Net Interest Income	23,682	21,508	44,095	39,752	42,075
Less: Provision for loan losses	1,010	657	1,962	2,520	4,134
Net Interest Income after Provision for Loan Losses	22,672	20,851	42,133	37,232	37,941
Noninterest Income:
Service charges, commissions and fees	1,328	1,331	2,767	3,006	3,201
ATM and debit card fees	887	821	1,671	1,634	1,569
Net gains on securities	939	209	295	1,571	4,868
Net gains (loss) on sale of loans	4	(7)	(12)	(70)	(68)
Gain (Loss) on sale of fixed assets			0	0	(109)
Other	702	762	1,456	1,337	1,679
Total Noninterest Income	3,860	3,116	6,177	7,478	11,140
Noninterest Expense:
Salaries and employee benefits	7,905	7,784	15,840	14,368	13,668
Occupancy and equipment expense	1,969	2,002	3,928	3,949	3,713
Other	5,739	5,940	11,826	12,670	13,780
Total Noninterest Expense	15,613	15,726	31,594	30,987	31,161
Income Before Income Taxes	10,919	8,241	16,716	13,723	17,920
Less: Provision for income taxes	3,663	2,786	5,492	4,577	5,861
Net Income	7,256	5,455	11,224	9,146	12,059
Preferred stock dividends	(197)	(197)	(394)	(713)	(1,972)
Income Available to Common Shareholders	$ 7,059	$ 5,258	$ 10,830	$ 8,433	$ 10,087
Per Common Share:
Earnings (in dollars per share)	$ 1.12	$ 0.84	$ 1.72	$ 1.34	$ 1.60
Cash dividends paid (in dollars per share)	$ 0.32	$ 0.32	$ 0.64	$ 0.64	$ 0.64
Weighted Average Common Shares Outstanding (in shares)	6,291,332	6,291,332	6,291,332	6,291,332	6,292,855